INVESTMENTS IN ASSOCIATED COMPANIES (Tables) - Security Matters Limited [Member]	12 Months Ended
Dec. 31, 2022
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF INVESTMENTS IN ASSOCIATED COMPANIES

Entity	Country of Incorporation	Percentage Owned December 31, 2022	Percentage Owned December 31, 2021
Yahaloma Technologies Inc.	Canada	50%	50%
True Gold Consortium Pty Ltd	Australia	44.4%	45.5%
SMX Beverages Pty Ltd	Australia	100%	50%

SCHEDULE OF INFORMATION ABOUT CONSOLIDATED STRUCTURED ENTITIES

Reconciliation of the consolidated entity’s carrying amount

	December 31, 2022	December 31, 2021	December 31, 2020
Security Matters Limited’s share of net assets	115	248	249
Company’s share in net profits (losses) of associated companies	106	(101)	(1)
Closing carrying amount	221	147	248